Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Equity	Equity
On November 1, 2021, AerCap completed the GECAS Transaction. Under the terms of the agreement, GE received 111.5 million newly issued AerCap ordinary shares. Refer to Note 4—GECAS Transaction for further details.
During the year ended December 31, 2021, we did not have any authorized share repurchase programs.
The following table presents our share repurchase programs for the year ended December 31, 2020:

Program approval date	Program end date	Authorized amount	Program completion date
November 2019	June 30, 2020	200,000	Expired
January 2020	June 30, 2020	250,000	Expired